UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21177

          BlackRock California Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock California Insured Municipal Income Trust (BCK)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—151.0%
		California—151.0%
AAA	$ 6,500	Benicia Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon,
		8/01/23, MBIA	No Opt. Call	$3,203,525
AAA	4,000	California St. GO, 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,271,640
AAA	1,000	California St. Univ., Coll. & Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	1,072,820
		Ceres Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
AAA	3,055	Ser. B, Zero Coupon, 8/01/30, FGIC	08/12 @ 34.887	844,860
AAA	3,180	Ser. B, Zero Coupon, 8/01/31, FGIC	08/12 @ 32.868	828,517
AAA	3,300	Ser. B, Zero Coupon, 8/01/32, FGIC	08/12 @ 30.966	810,051
AAA	3,440	Ser. B, Zero Coupon, 8/01/33, FGIC	08/12 @ 29.174	795,534
AAA	3,575	Ser. B, Zero Coupon, 8/01/34, FGIC	08/12 @ 27.782	787,287
AAA	3,275	Ser. B, Zero Coupon, 8/01/35, FGIC	08/12 @ 26.186	679,825
		City of Los Angeles, Swr. RB,
AAA	5,000	Ser. A, 5.00%, 6/01/27, MBIA	06/13 @ 100	5,307,300
AAA	6,025	Ser. A, 5.00%, 6/01/32, FGIC	06/12 @ 100	6,359,508
AAA	11,125	City of Santa Rosa, Swr. Impvts. RB, Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	4,573,043
Aaa	6,500[3]	Dept. of Wtr. Res., Elec., Pwr. & Lt. RB, Ser. A, 5.25%, 5/01/12	N/A	7,131,020
AAA	2,385	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,485,528
		Infrastructure & Econ. Dev.,
AAA	2,300[3]	Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	2,654,108
AAA	4,500	Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,767,210
A3	2,600	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/34	08/12 @ 102	2,869,828
AAA	2,000	Long Beach Unified Sch. Dist., Sch. Impvts. Ad Valorem Tax GO, Ser. D, 5.00%, 8/01/31,
		FSA	08/10 @ 101	2,086,900
		Los Angeles Dept. of Wtr. & Pwr.,
AAA	5,000	Wtr. RB, Ser. A, 5.00%, 7/01/43, FGIC	07/12 @ 100	5,265,800
AAA	5,000	Wtr. Util. Impvts RB, Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,231,050
AAA	5,000[3]	Los Angeles Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. E, 5.125%,
		7/01/12, MBIA	N/A	5,424,700
AAA	2,500[3]	North Orange Cnty. Cmnty. Coll. Dist., Univ.& Coll. Impvts. Ad Valorem Ppty. Tax GO,
		Ser. A, 5.00%, 8/01/12, MBIA	N/A	2,714,425
AAA	5,000	Northern California Pwr. Agcy., Elec., Pwr. & Lt. RB, Hydroelec. Proj., Ser. A, 5.00%,
		7/01/28, MBIA	07/08 @ 101	5,134,550
AAA	5,000	Pub. Wks. Brd., Pub. Impvts. Lease Abatement RB, Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,261,750
AAA	5,000	Riverside Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%,
		2/01/27, FGIC	02/12 @ 101	5,293,100
AAA	5,295	San Diego Cnty. Wtr. Auth., Wtr. Util. Impvts. Wtr. COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,616,618
AAA	4,805	San Diego Redev. Agcy. TA, Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	5,037,850
AAA	4,000	San Diego St. Univ. RB, Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,212,760
AAA	20,000	San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/31,
		MBIA	No Opt. Call	7,132,200
AAA	6,000	San Jose Fin. Auth., Lease Abatement RB, Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37,
		AMBAC	06/12 @ 100	6,281,040
AAA	3,000	Tustin Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. A, 5.00%,
		9/01/38, FSA	09/12 @ 100	3,143,190
AAA	3,000	West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO,
		Election 2004, 4.75%, 8/01/30, FSA	08/16 @ 100	3,154,230
AAA	4,000	Westlands Wtr. Dist., Wtr. Util. Impvts. Wtr. COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,208,560
		Total Long-Term Investments (cost $115,508,366)		124,640,327

1

BlackRock California Insured Municipal Income Trust (BCK) (continued)
(Percentage of Net Assets)

Shares
(000)	Description	Value
	MONEY MARKET FUND—3.3%
2,650	AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $2,650,000)	$2,650,000
	Total Investments —154.3% (cost $118,158,3664)	$127,290,327
	Other assets in excess of liabilities —2.1%	1,763,816
	Preferred shares at redemption value, including dividends payable —(56.4)%	(46,514,527)
	Net Assets Applicable to Common Shareholders—100%	$82,539,616

__________
[1]	Using the highest of Standard & Poor's, Moody's Investor Services or Fitch Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Cost for federal income tax purposes is $118,158,838. The net unrealized appreciation on a tax basis is $9,131,489, consisting of $9,131,489 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 92.8% of the Trust's managed assets.

AMBAC	—	21.9%
FGIC	—	21.2%
FSA	—	7.2%
MBIA	—	40.4%
Other	—	2.1%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock California Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007